Stock-Based Compensation - Summary of Stock Options Available for Grant and Outstanding Options Activity (Detail) (AUD)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Available for Grant, Beginning balance	23,947,127	24,503,783
Granted	(1,192,225)	(1,266,656)
New Shares Authorized	2,000,000	710,000
Shares Available for Grant, Ending balance	24,754,902	23,947,127
Outstanding Options, Number, Beginning balance	1,099,276	5,156,136
Exercised, Outstanding Options, Number	(587,496)	(4,056,860)
Outstanding Options, Number, Ending balance	511,780	1,099,276
Outstanding Options, Weighted Average Exercise Price, Beginning balance	8.11	7.94
Exercised, Outstanding Options, Weighted Average Exercise Price	8.06	7.89
Outstanding Options, Weighted Average Exercise Price, Ending balance	8.17	8.11